Statement of Changes in Stockholders' Deficit (FY) - USD ($)		Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021	[1],[2],[3]
Issuance of founder shares		$ 474	24,526		25,000
Issuance of founder shares (in Shares)	[1],[2],[3]	4,743,750
Balance at Jun. 30, 2021		$ 474	24,526	(338)	24,662
Balance (in Shares) at Jun. 30, 2021	[1],[2],[3]	4,743,750
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021	[1],[2],[3]
Issuance of founder shares		$ 474	24,526		25,000
Issuance of founder shares (in Shares)		4,743,750
Issuance of representative shares		$ 45	3,570,531		$ 3,570,576
Issuance of representative shares (in Shares)		450,000			618,750
Excess of proceeds above fair value of Private Placement Warrants			3,997,687		$ 3,997,687
Accretion of common stock to redemption amount			(7,592,744)	(6,210,182)	(13,802,926)
Net income				300,433	300,433
Balance at Dec. 31, 2021		$ 519		(5,909,749)	$ (5,909,230)
Balance (in Shares) at Dec. 31, 2021		5,193,750
Issuance of representative shares (in Shares)					618,750
Balance at Sep. 30, 2022		$ 519		$ (374,375)	$ (373,856)
Balance (in Shares) at Sep. 30, 2022		5,193,750

[1]	In October 2021, the Sponsor irrevocably surrendered to the Company for cancellation and for no consideration 862,500 shares of common stock. All shares and associated amounts were retroactively restated to reflect the share surrender (see Notes 5 and 7).
[2]	Includes up to 618,750 shares of common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).
[3]	On December 20, 2021, the Company effected a 1.1-for-1 stock dividend resulting in the Sponsor holding 4,743,750 shares of common stock. All shares and associated amounts were retroactively restated to reflect the stock dividend (see Notes 5 and 7)